Consolidated statement of changes in equity (Parenthetical) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value - loss	£ 165
Dividends	195 [1]
Additional Tier 1 Instrument
Dividends	194
Additional Tier 1 Instrument | HSBC Bank
Dividends	194
Ordinary shares
Dividends	£ 0

[1]	The dividends to the parent company includes dividend on ordinary share capital £750m (2022: £850m and 2021: nil) and coupon payments on additional tier 1 instrument £211m (2022: £202m and 2021: £194m).